Leases - Disclosure of quantitative information about right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Balance at beginning of period	$ 17,166	$ 20,098
Additions	163	739
Tenant improvement - lease incentive	0	(733)
Depreciation	(3,047)	(2,938)	$ (2,700)
Balance at end of period	$ 14,281	$ 17,166	$ 20,098